Warrants Liability	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants Liability

15. WARRANTS LIABILITY

In May 2015, the Company closed an equity offering and issued 2,102,484 ordinary shares to certain institutional investors at a price of $6.44 per share. At the same time, the Company also issued Series A and Series B warrants to purchase an aggregate of 525,621 and 1,051,242 ordinary shares, respectively, to the same investors under the equity offering. The Series B warrants were fully exercised as of December 31, 2016.

The following table outlines the number of warrants outstanding and exercisable as of December 31, 2018 and 2017, respectively:

	December 31, 2018	December 31, 2017
	Number of	Number of
Warrants	Warrants	Warrants	Exercise	Expiration
Outstanding	Outstanding	Outstanding	Price	Date
Series A	-	525,621	$7.73	05/27/2018
Series B	-	-	$7.09	03/15/2016
Total	-	525,621

Series A warrants

Series A warrants were issued to purchase an aggregate of 525,621 ordinary shares at an exercise price of $7.73 per share. The Series A warrants have a term of three years and are exercisable by the holders at any time after the date of issuance before the expiration date. A holder of the Series A warrants has the right to exercise warrants on a cashless basis, if a registration statement or prospectus is not available for the issuance of the ordinary shares upon exercise of the warrants. The Series A warrants are classified as liabilities with fair value $0 at December 31, 2017. Series A warrants expired without exercise on May 26, 2018.

Series B warrants

Series B warrants were issued to purchase an aggregate of 1,051,242 ordinary shares at an exercise price of $7.09 per share. The Series B warrants are exercisable by the holders at any time after the date of issuance, and expired six months after the date on which they are first exercisable. A holder of the Series B warrants also has the right to exercise its warrants on a cashless basis, if a registration statement or prospectus is not available for the issuance of the ordinary shares upon exercise of the warrants. In addition, commencing on the 40th day after the issuance date of the Series B warrants, holders may exercise the Series B warrants in whole or in part and, in lieu of making cash payment, upon such exercise and in lieu of making a cashless exercise, elect to receive upon such exercise the net number of ordinary shares determined according the formula specified in the Series B warrant agreement. If the applicable market price of the ordinary shares is less than $4.00 per share (as adjusted for share splits, share distributions, recapitalizations or similar events), and the Company has previously delivered a Net Cash Settlement Notice (as defined in the Series B warrant agreement) to the holders that has not been withdrawn, the Company will pay the holders a certain amount of cash in addition to such number of ordinary shares according to a formula specified in the Series B warrant agreement. Subsequent to the issuance of the Series B warrants, the Company extended the expiration date of the Series B warrants through March 15, 2016. A total of 952,501 Series B warrants were exercised in exchange for 5,613,130 ordinary shares in 2015 and 98,741 Series B warrants were exercised in exchange for 899,795 ordinary shares in 2016. No Series B warrant remains outstanding as of December 31, 2018 and 2017.

Series B warrants contain down-round protection upon the issuance of any ordinary shares, securities convertible into ordinary shares, or certain other issuances at a price below the then-existing exercise price of the warrants, with certain exceptions. In addition, the Series B warrants contain provisions that could require cash payments to the holders of the warrants or payment in additional ordinary shares.

The Company recognizes the warrants liability at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (“BOPM”) and a Monte-Carlo simulation to develop its assumptions for determining the fair value of the warrants A and B, respectively. Changes in the fair value of the derivative warrant liabilities for the years ended December 31, 2017 and 2016 are as follows:

	Series A	Series B
	Warrants	Warrants	Total
Balance at January 1, 2016	$156,531	$999,855	$1,156,386
Exercise of warrants and resulting reclassification to equity at fair value	-	(1,118,492)	(1,118,492)
Adjustment resulting from the change in the fair value for the reporting period	(152,812)	118,637	(34,175)

Balance at December 31, 2016	$3,720	$-	$3,720
Adjustment resulting from the change in the fair value for the reporting period	(3,720)	-	(3,720)

Balance at December 31, 2017	$-	$-	$-